UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  --------

                                  FORM N-CSR
                                  --------

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES

                INVESTMENT COMPANY ACT FILE NUMBER 811-10207

                                  THE MDL FUNDS
               (Exact name of registrant as specified in charter)
                                  --------


                              101 Federal Street
                               Boston, MA 02110
             (Address of principal executive offices) (Zip code)

                                The MDL Funds
                              P.O. Box 219009
                          Kansas City, MO 64121-9009
                    (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-635-3863

                  DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                  DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.   REPORTS TO STOCKHOLDERS.

================================================================================
                               SEMI-ANNUAL REPORT




                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND



                                     -----
                                      MDL
                                     -----




                                 APRIL 30, 2003
================================================================================

THE MDL FUNDS

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets ..................................................   1

Statement of Operations ..................................................   3

Statement of Changes in Net Assets .......................................   4

Financial Highlights .....................................................   5

Notes to the Financial Statements ........................................   6
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
April 30, 2003                                                       (Unaudited)

                                       Face       Market
MDL BROAD MARKET                      Amount      Value
FIXED INCOME FUND                      (000)      (000)
-------------------------------------------------------

U.S. TREASURY OBLIGATIONS (41.2%)
   U.S. Treasury Notes
        6.500%, 05/15/05            $ 1,645     $ 1,809
        6.000%, 08/15/09                775         897
        4.750%, 11/15/08              2,000       2,175
        3.875%, 02/15/13              4,200       4,205
        2.125%, 10/31/04              5,325       5,390
        1.625%, 03/31/05              1,356       1,360
        1.500%, 02/28/05              2,120       2,123
                                                -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $17,727)                                17,959
                                                -------
U.S. GOVERNMENT AGENCY OBLIGATION (0.0%)
        FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22
     (Cost $19)                          19          19
                                                -------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS (45.7%)
   FHLMC
        4.750%, 10/11/12                800         811
   FNMA
        7.000%, 01/01/31                533         563
        7.000%, 07/01/31                 38          40
        7.000%, 05/01/32              1,534       1,620
        6.500%, 11/01/28                386         403
        6.500%, 06/01/30                  7           7
        6.500%, 07/01/31                 31          33
        6.500%, 10/01/31                647         676
        6.500%, 02/01/32              1,403       1,464
        4.750%, 02/21/13                730         738
        2.250%, 05/15/06              2,180       2,186
   GNMA
        7.500%, 06/15/28                 24          26
        7.500%, 09/15/29                543         580
        7.500%, 11/15/29                 30          32
        7.500%, 03/15/31                 68          73
        7.000%, 06/15/32              1,472       1,561
        7.000%, 07/15/32                827         877
        6.500%, 01/15/26                 87          92
        6.500%, 04/15/26                 67          70
        6.500%, 12/15/27                  5           5
        6.500%, 06/15/28                156         165
        6.500%, 10/15/28                128         134
        6.500%, 04/15/29                128         135
        6.500%, 12/15/30              1,282       1,350

                                       Face       Market
                                      Amount      Value
                                      (000)       (000)
-------------------------------------------------------

        6.500%, 07/15/31            $    89     $    94
        6.500%, 01/15/32              1,444       1,518
        6.500%, 03/15/32                727         765
        6.000%, 10/15/31              1,208       1,266
        6.000%, 01/15/32                268         281
        6.000%, 02/15/32              2,268       2,375
                                                -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $19,361)                                19,940
                                                -------
ASSET-BACKED OBLIGATION (2.3%)
   American Express Credit Account
     Master Trust, Ser 1999-A1
        5.600%, 11/15/06
     (Cost $948)                        950         989
                                                -------
CORPORATE OBLIGATIONS (8.1%)
   General Electric
        5.000%, 02/01/13                650         672
   General Electric Capital, MTN,
     Ser A
        5.000%, 06/15/07                830         894
   IBM
        4.750%, 11/29/12                825         849
   John Deere Capital
        3.900%, 01/15/08                450         459
   SLM, MTN
        5.050%, 11/14/14                358         364
   Wells Fargo
        3.500%, 04/04/08                270         273
                                                -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $3,402)                                  3,511
                                                -------
REPURCHASE AGREEMENT (2.1%)
   Morgan Stanley Dean Witter
     1.300%, dated 04/30/03,
     matures 05/01/03, repurchase
     price $937,384 (collateralized
     by U.S. Government obligation,
     total market value $956,132)
     (Cost $937)                        937         937
                                                -------
TOTAL INVESTMENTS (99.4%)
   (Cost $42,394)                                43,355
                                                -------




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2003                                                       (Unaudited)


MDL BROAD MARKET                                 Value
FIXED INCOME FUND                                 (000)
-------------------------------------------------------

OTHER ASSETS AND LIABILITIES (0.6%)
   Investment Advisory Fees Payable             $   (16)
   Administrative Fees Payable                      (13)
   Other Assets and Liabilities, Net                287
                                                -------
TOTAL OTHER ASSETS AND LIABILITIES                  258
                                                =======
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,090,924 outstanding
     shares of beneficial interest               42,263
   Undistributed net investment income                1
   Accumulated net realized gain
     on investments                                 388
   Net unrealized appreciation
     on investments                                 961
                                                -------
TOTAL NET ASSETS (100.0%)                       $43,613
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.66
                                                =======
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six-month period ended April 30, 2003                        (Unaudited)


                                                                      MDL BROAD
                                                                    MARKET FIXED
                                                                     INCOME FUND
--------------------------------------------------------------------------------
Investment Income:
   Interest ........................................................      $ 905
--------------------------------------------------------------------------------
     Total Investment Income........................................        905
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................         97
   Administrative Fees  ............................................         40
   Professional Fees ...............................................         21
   Transfer Agent Fees .............................................         20
   Registration and Filing Fees ....................................         14
   Printing Fees ...................................................          5
   Trustee Fees ....................................................          5
   Custodian Fees ..................................................          4
   Insurance and Other Fees ........................................          4
--------------------------------------------------------------------------------
   Total Expenses...................................................        210
--------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ...........................         (9)
         Directed Brokerage Fees ...................................         (8)
--------------------------------------------------------------------------------
   Net Expenses.....................................................        193
       Net Investment Income........................................        712
--------------------------------------------------------------------------------
   Net Realized Gain on Investments ................................        388
   Net Change in Unrealized Depreciation on Investments ............       (478)
--------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments ...............        (90)
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ............      $ 622
================================================================================




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2003 (Unaudited) and the year ended October 31, 2002


                                                                 MDL BROAD
                                                               MARKET FIXED
                                                                INCOME FUND
                                                            --------------------
                                                            11/01/02- 11/01/01-
                                                            04/30/03  10/31/02
--------------------------------------------------------------------------------
Operations:
   Net Investment Income...............................     $   712    $ 1,515
   Net Realized Gain on Investments....................         388        246
   Net Change in Unrealized Appreciation (Depreciation)
       on Investments .................................        (478)         3
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations         622      1,764
--------------------------------------------------------------------------------
Distributions:
   Net Investment Income ..............................        (712)    (1,514)
   Net Realized Gain...................................        (246)      (473)
--------------------------------------------------------------------------------
   Total Distributions.................................        (958)    (1,987)
--------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................       2,879     22,393
   In Lieu of Cash Distributions ......................         952      1,987
   Redeemed ...........................................      (3,576)    (7,186)
--------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Share
       Transactions ...................................         255     17,194
--------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets ............         (81)    16,971
--------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................      43,694     26,723
--------------------------------------------------------------------------------
   End of Period ......................................     $43,613    $43,694
--------------------------------------------------------------------------------
Share Transactions:
   Issued .............................................         270      2,147
   In Lieu of Cash Distributions ......................          89        190
   Redeemed ...........................................        (335)      (686)
--------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share
       Transactions ...................................          24      1,651
================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period

For the six-month period ended April 30, 2003 (Unaudited) and for the periods ended October 31,

            Net                                                                       Net                       Net
           Asset                    Realized and   Distributions   Distributions     Asset                     Assets,       Ratio
           Value,        Net         Unrealized      from Net          from          Value,                     End      of Expenses
         Beginning   Investment     Gain (Loss)     Investment        Capital         End         Total      of Period    to Average
         of Period     Income      on Securities      Income           Gains       of Period     Return+       (000)      Net Assets
         ---------   ----------    -------------    ------------   -------------   ---------     -------     ---------    ----------
-----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
-----------------------------------
2003*      $10.74       $0.17           $(0.02)        $(0.17)        $(0.06)         $10.66       1.47%       $43,613       0.90%
2002        11.06        0.41            (0.13)(1)      (0.41)         (0.19)          10.74       2.82         43,694       0.90
2001(2)      9.93        0.51             1.13          (0.51)            --           11.06      16.99         26,723       0.90
2000         9.76        0.50             0.17          (0.50)            --            9.93       7.13         23,593       0.90
1999        10.48        0.44            (0.73)         (0.43)            --            9.76      (2.80)        20,792       0.90
1998(3)     10.00        0.41             0.48          (0.41)            --           10.48       9.10          5,411       0.90

                                          Ratio
                                         of Net
                         Ratio         Investment
                       of Expenses      Income (Loss)
           Ratio       to Average      to Average
           of Net      Net Assets       Net Assets
         Investment    (Excluding     (Excluding
          Income      Waivers and      Waivers and      Portfolio
        to Average      Directed         Directed        Turnover
        Net Assets     Brokerage)       Brokerage)         Rate
       -----------    -----------      -----------      -----------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
2003*      3.30%          0.97%            3.23%           92.79%
2002       3.91           1.10             3.71           117.97
2001(2)    4.90           1.23             4.57           183.72
2000       5.11           1.21             4.80           168.42
1999       4.40           1.50             3.80           198.83
1998(3)    4.38          11.24            (5.96)           72.82


Amounts designated as "--" are either $0 or have been rounded to $0.
  * For the six-month period ended April 30, 2003. All ratios have been annualized.
  + Total return is for the period indicated and has not been annualized.
    Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The amount shown for a share outstanding throughout the period does not accord with the aggregate net gain on investments for the period because of the sales and repurchase of fund shares in relation to fluctuating market value of the Investments of the Fund.
(2) The information set forth in this table for the periods prior to February 28, 2001, is the financial data of the MDL Broad Market Fixed Income Fund, a series of The Advisors' Inner Circle Fund (See Note 1).
(3) The Fund commenced operations on October 31, 1997.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2003                                                       (Unaudited)


1.  ORGANIZATION:

THE MDL FUNDS (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 27, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements herein are those of the MDL Broad Market Fixed Income Fund (the "Fund"). The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On November 13, 2000, the Trustees of The Advisors' Inner Circle Fund voted to approve a tax-free reorganization of the MDL Broad Market Fixed Income Fund (the "Advisors' Inner Circle MDL Portfolios") into a newly formed trust (the "MDL Funds") through a transfer of all assets and liabilities of the Advisors' Inner Circle MDL Portfolios to the MDL Funds. The reorganization took place on February 28, 2001.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund which are in conformity with accounting principles generally accepted in the United States of America.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Investments in debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which market quotations are not readily available, of which there are none as of April 30, 2003, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the effective interest method.

    REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly for the Fund. Any net realized capital gains are distributed to shareholders at least annually.

    EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

NOTES TO FINANCIAL STATEMENTS
April 30, 2003                                                       (Unaudited)


3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services, (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Fund. For its services, the Distributor received $420 for the six month period ended April 30, 2003.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of 0.15% on the first $50 million of average daily net assets; 0.125% on the next $50 million of average net assets; and 0.10% on average net assets over $100 million of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement.

The Trust and Distributor are parties to a Distribution Agreement dated January 24, 2001. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and MDL Advisers, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated November 13, 2000 under which the Adviser receives an annual fee equal to 0.45% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund to an annual rate of not more than 0.90% of the average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the six month period ended April 30, 2003, the Fund's expenses were reduced by $7,744 under this arrangement.

The effect of the Fund's expense ratio due to directed brokerage, as a percentage of the average net assets of the Fund on an annualized basis, for the six-month period ended April 30, 2003 was .04%.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2003 are as follows (000):

Purchases
     U.S. Government ...............   $35,904
     Other .........................     5,449
Sales
     U.S. Government ...............    35,903
     Other .........................     3,034

7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

April 30, 2003                                                       (Unaudited)


The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2003, were as follows (000):

                                                  NET
    FEDERAL     APPRECIATED    DEPRECIATED     UNREALIZED
   TAX COST     SECURITIES     SECURITIES     APPRECIATION
  ---------     ----------     -----------    -------------
    $42,394       $1,019          $(58)           $961

                                      NOTES

================================================================================

     THE MDL FUNDS:
     MDL Broad Market Fixed Income Fund

     INVESTMENT ADVISER:
     MDL Advisers, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS
     Deloitte & Touche LLP

     For information call: 1-877-MDL-FUND

     This information may be preceded or accompanied by a current prospectus for the fund described. Investors should read the prospectus carefully before investing.





     MDL-SA-001-0200

================================================================================

ITEM 2.   CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are filed herewith. Officer certifications as required by Section 906 of the Sarbanes Oxley Act of 2002 also accompany this filing as an exhibit.

--------------------------------------------------------------------------------

                                  SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -----------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        ------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.